Fair Value Measurements (Fair Value Hierarchy) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		18 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Method Investment, Other than Temporary Impairment		$ (25)
Available-for-sale securities	961	988	961
Derivative Assets	142	90	142
Derivative liabilities	(319)	(157)	(319)
Business Dispositions	3	66	3
Recurring fair value measurements | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	961	988	961
Derivative Assets	0	0	0
Derivative liabilities	0	0	0
Recurring fair value measurements | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0	0	0
Derivative Assets	142	90	142
Derivative liabilities	(319)	(157)	(319)
Recurring fair value measurements | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0	0	0
Derivative Assets	0	0	0
Derivative liabilities	0	0	0
Nonrecurring fair value measurements | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business Dispositions	0	0	0
Nonrecurring fair value measurements | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business Dispositions	3	66	3
Nonrecurring fair value measurements | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business Dispositions	0	0	0
Pratt and Whitney [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain	48		23
Gain (Loss) on Disposition of Business		193
UTC Climate, Controls and Security [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (Loss) on Disposition of Business	30	55
Sikorsky [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Method Investment, Other than Temporary Impairment	$ (28)